COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of future minimum aggregate lease commitments under non-cancelable operating lease agreements
As of ended December 31,	Premises	Motor vehicles	Total

2016	$567	$46	$613

	$567	$46	$613